FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05914
                                   ---------

                      TEMPLETON GLOBAL OPPORTUNITIES TRUST
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 3/31/06
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.



Templeton Global Opportunities Trust

QUARTERLY STATEMENT OF INVESTMENTS
MARCH 31, 2006

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ...........................................   3

Notes to Statement of Investments ..................................   8

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1

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Templeton Global Opportunities Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                             INDUSTRY                      SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 99.0%
    AUSTRALIA 0.7%
    Alumina Ltd. ......................................                  Metals & Mining                    583,600   $   3,095,244
                                                                                                                      -------------
    BELGIUM 0.5%
    Agfa Gevaert NV ...................................           Leisure Equipment & Products               86,400       1,645,605
  a Agfa Gevaert NV, 144A .............................           Leisure Equipment & Products               21,900         417,115
                                                                                                                      -------------
                                                                                                                          2,062,720
                                                                                                                      -------------
    BERMUDA 2.2%
    ACE Ltd. ..........................................                     Insurance                        94,225       4,900,642
    XL Capital Ltd., A ................................                     Insurance                        69,790       4,474,237
                                                                                                                      -------------
                                                                                                                          9,374,879
                                                                                                                      -------------
    CANADA 1.5%
    Alcan Inc. ........................................                  Metals & Mining                     62,180       2,845,024
  b Celestica Inc. ....................................        Electronic Equipment & Instruments            56,085         640,217
    Domtar Inc. .......................................              Paper & Forest Products                383,450       2,725,442
                                                                                                                      -------------
                                                                                                                          6,210,683
                                                                                                                      -------------
    CHINA 8.1%
a,b Bank of Communications Ltd., 144A .................                 Commercial Banks                    708,000         444,812
    BYD Co. Ltd., H ...................................               Electrical Equipment                1,047,500       2,166,697
  b China Life Insurance Co. Ltd., H ..................                    Insurance                      2,671,000       3,373,409
    China Mobile (Hong Kong) Ltd. .....................        Wireless Telecommunication Services          700,500       3,678,788
  b China Pharmaceutical Group Ltd. ...................                  Pharmaceuticals                 25,503,000       4,371,314
  a China Power International Development Ltd.,
       144A ...........................................   Independent Power Producers & Energy Traders    2,814,500         952,137
    China Resources Power Holdings Co. Ltd. ...........   Independent Power Producers & Energy Traders   10,126,000       7,373,190
a,b China Shenhua Energy Co. Ltd., 144A ...............            Oil, Gas & Consumable Fuels            1,569,000       2,760,099
    China Telecom Corp. Ltd., H .......................      Diversified Telecommunication Services       5,324,000       1,886,861
    PetroChina Co. Ltd., H ............................            Oil, Gas & Consumable Fuels            1,770,000       1,847,682
  b Shanghai Electric Group Co. Ltd. ..................               Electrical Equipment                3,150,000       1,329,508
  b TCL Communication Technology Holdings Ltd. ........             Communications Equipment              4,897,186         198,805
    TCL Multimedia Technology Holdings Ltd. ...........                Household Durables                 5,668,000         883,862
  b Weiqiao Textile Co. Ltd. ..........................         Textiles, Apparel & Luxury Goods          2,234,500       3,383,664
                                                                                                                      -------------
                                                                                                                         34,650,828
                                                                                                                      -------------
    FRANCE 6.5%
    AXA SA ............................................                      Insurance                      102,318       3,590,127
  b Electricite de France .............................                 Electric Utilities                   48,870       2,771,070
    Sanofi-Aventis ....................................                   Pharmaceuticals                    83,866       7,976,546
    Suez SA ...........................................                   Multi-Utilities                   110,374       4,348,872
    Total SA, B .......................................             Oil, Gas & Consumable Fuels              26,977       7,115,597
    Valeo SA ..........................................                   Auto Components                    48,623       2,033,040
                                                                                                                      -------------
                                                                                                                         27,835,252
                                                                                                                      -------------


                                          Quarterly Statement of Investments | 3

Templeton Global Opportunities Trust

-----------------------------------------------------------------------------------------------------------------------------------
                                                                         INDUSTRY                          SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    GERMANY 3.8%
    Celesio AG ........................................      Health Care Providers & Services                49,300   $   4,651,322
    Deutsche Post AG ..................................           Air Freight & Logistics                   131,260       3,280,884
    E.ON AG ...........................................             Electric Utilities                       57,480       6,327,045
    Siemens AG, ADR ...................................          Industrial Conglomerates                    22,680       2,113,096
                                                                                                                      -------------
                                                                                                                         16,372,347
                                                                                                                      -------------
    HONG KONG 2.9%
  b Asia Aluminum Holdings Ltd. .......................               Metals & Mining                    17,050,000       3,076,249
    Bank of East Asia Ltd. ............................              Commercial Banks                        40,400         146,044
    Cheung Kong (Holdings) Ltd. .......................                 Real Estate                         512,000       5,427,189
  b CK Life Sciences International (Holdings) Inc. ....                Biotechnology                         19,800           2,296
    Hutchison Whampoa Ltd., ADR .......................          Industrial Conglomerates                    26,100       1,208,430
    MTR Corp. Ltd. ....................................                 Road & Rail                         449,500       1,013,764
    Swire Pacific Ltd., A .............................                 Real Estate                         145,000       1,419,269
                                                                                                                      -------------
                                                                                                                         12,293,241
                                                                                                                      -------------
    INDIA 1.9%
    Hindustan Petroleum Corp. Ltd. ....................         Oil, Gas & Consumable Fuels                 275,410       1,998,425
    Satyam Computer Services Ltd. .....................                 IT Services                         331,900       6,333,696
                                                                                                                      -------------
                                                                                                                          8,332,121
                                                                                                                      -------------
    ISRAEL 0.4%
  b Check Point Software Technologies Ltd. ............                  Software                            76,200       1,525,524
                                                                                                                      -------------
    ITALY 1.7%
    Eni SpA ...........................................         Oil, Gas & Consumable Fuels                 184,151       5,238,795
    UniCredito Italiano SpA ...........................              Commercial Banks                       292,930       2,117,062
                                                                                                                      -------------
                                                                                                                          7,355,857
                                                                                                                      -------------
    JAPAN 7.7%
    East Japan Railway Co. ............................                 Road & Rail                             447       3,312,096
    Hitachi Ltd. ......................................     Electronic Equipment & Instruments              466,000       3,298,449
    Komatsu Ltd. ......................................                  Machinery                          247,000       4,711,858
    Mabuchi Motor Co. Ltd. ............................     Electronic Equipment & Instruments               31,600       1,627,191
    NEC Corp. .........................................           Computers & Peripherals                   175,000       1,229,766
    Nintendo Co. Ltd. .................................                  Software                            33,200       4,965,119
    Nippon Telegraph & Telephone Corp. ................   Diversified Telecommunication Services                400       1,716,447
    Nomura Holdings Inc. ..............................               Capital Markets                       213,300       4,757,722
    Olympus Corp. .....................................      Health Care Equipment & Supplies                88,300       2,596,066
    Sompo Japan Insurance Inc. ........................                  Insurance                           44,000         638,212
    SONY Corp. ........................................             Household Durables                       82,800       3,834,473
                                                                                                                      -------------
                                                                                                                         32,687,399
                                                                                                                      -------------
    MEXICO 2.0%
    Kimberly Clark de Mexico SA de CV, A ..............             Household Products                      445,600       1,523,618
    Telefonos de Mexico SA de CV, L, ADR ..............   Diversified Telecommunication Services            311,040       6,992,179
                                                                                                                      -------------
                                                                                                                          8,515,797
                                                                                                                      -------------


4 | Quarterly Statement of Investments

Templeton Global Opportunities Trust

-----------------------------------------------------------------------------------------------------------------------------------
                                                                          INDUSTRY                         SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    NETHERLANDS 4.2%
    Akzo Nobel NV .....................................                   Chemicals                         136,720   $   7,253,811
    ING Groep NV ......................................        Diversified Financial Services               132,300       5,225,607
    Koninklijke Philips Electronics NV ................              Household Durables                     163,503       5,525,016
                                                                                                                      -------------
                                                                                                                         18,004,434
                                                                                                                      -------------
    NEW ZEALAND 0.7%
    Fisher & Paykel Healthcare Corp. Ltd. .............       Health Care Equipment & Supplies            1,166,850       2,970,917
                                                                                                                      -------------
    SINGAPORE 0.5%
    DBS Group Holdings Ltd. ...........................               Commercial Banks                      215,000       2,168,828
                                                                                                                      -------------
    SOUTH KOREA 7.4%
    Bank of Pusan .....................................               Commercial Banks                      217,610       3,180,221
    Daegu Bank Co. Ltd. ...............................               Commercial Banks                      175,690       3,281,813
    Hana Financial Group Inc. .........................               Commercial Banks                       47,258       2,237,291
    Kookmin Bank ......................................               Commercial Banks                       73,720       6,365,572
    Korea Electric Power Corp., ADR ...................              Electric Utilities                     234,530       5,065,848
    KT Corp., ADR .....................................    Diversified Telecommunication Services           165,185       3,518,441
    Samsung Electronics Co. Ltd. ......................   Semiconductors & Semiconductor Equipment            8,630       5,595,533
    SK Telecom Co. Ltd., ADR ..........................      Wireless Telecommunication Services             92,600       2,184,434
                                                                                                                      -------------
                                                                                                                         31,429,153
                                                                                                                      -------------
    SPAIN 4.5%
    Banco Santander Central Hispano SA ................               Commercial Banks                      322,500       4,708,429
    Iberdrola SA, Br. .................................              Electric Utilities                     180,936       5,840,076
    Repsol YPF SA .....................................          Oil, Gas & Consumable Fuels                161,820       4,595,672
    Telefonica SA .....................................    Diversified Telecommunication Services           259,975       4,079,065
                                                                                                                      -------------
                                                                                                                         19,223,242
                                                                                                                      -------------
    SWEDEN 2.3%
    Atlas Copco AB, A .................................                   Machinery                         145,480       4,090,557
    Nordea Bank AB ....................................               Commercial Banks                      236,730       2,925,425
    Securitas AB, B ...................................        Commercial Services & Supplies               140,800       2,711,621
                                                                                                                      -------------
                                                                                                                          9,727,603
                                                                                                                      -------------
    SWITZERLAND 4.4%
    Lonza Group AG ....................................                   Chemicals                          41,300       2,829,331
    Nestle SA .........................................                 Food Products                         8,740       2,593,352
    Swiss Reinsurance Co. .............................                   Insurance                          82,260       5,745,744
    UBS AG ............................................                Capital Markets                       69,000       7,575,848
                                                                                                                      -------------
                                                                                                                         18,744,275
                                                                                                                      -------------
    TAIWAN 1.1%
    Chunghwa Telecom Co. Ltd., ADR ....................    Diversified Telecommunication Services           112,100       2,196,039
    Lite-on Technology Corp., GDR .....................            Computers & Peripherals                  173,770       2,409,456
                                                                                                                      -------------
                                                                                                                          4,605,495
                                                                                                                      -------------


                                          Quarterly Statement of Investments | 5

Templeton Global Opportunities Trust

-----------------------------------------------------------------------------------------------------------------------------------
                                                                        INDUSTRY                           SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    THAILAND 1.9%
    Airports of Thailand Public Co. Ltd. ..............       Transportation Infrastructure               2,135,400   $   2,650,368
    BEC World Public Co. Ltd., fgn. ...................                   Media                           4,081,800       1,354,475
    Krung Thai Bank Public Co. Ltd., fgn. .............              Commercial Banks                    15,000,000       4,205,788
                                                                                                                      -------------
                                                                                                                          8,210,631
                                                                                                                      -------------
    UNITED KINGDOM 11.4%
    BAE Systems PLC ...................................            Aerospace & Defense                      925,737       6,763,149
    BP PLC ............................................        Oil, Gas & Consumable Fuels                  383,840       4,405,436
  b British Airways PLC ...............................                  Airlines                           214,800       1,317,509
    Cable & Wireless PLC ..............................   Diversified Telecommunication Services            705,230       1,337,795
    Cadbury Schweppes PLC .............................               Food Products                         225,600       2,240,641
    GlaxoSmithKline PLC ...............................              Pharmaceuticals                         90,900       2,375,405
    HSBC Holdings PLC .................................              Commercial Banks                       156,800       2,624,970
    National Grid PLC .................................              Multi-Utilities                        148,743       1,479,887
    Royal Dutch Shell PLC, A ..........................        Oil, Gas & Consumable Fuels                   21,030         657,892
    Royal Dutch Shell PLC, B ..........................        Oil, Gas & Consumable Fuels                  256,227       8,332,972
    Shire PLC .........................................              Pharmaceuticals                        340,388       5,221,774
    Smiths Group PLC ..................................          Industrial Conglomerates                   219,270       3,742,570
    Unilever PLC ......................................               Food Products                         504,367       5,158,212
    Yell Group PLC ....................................                   Media                             292,700       2,767,310
                                                                                                                      -------------
                                                                                                                         48,425,522
                                                                                                                      -------------
    UNITED STATES 20.7%
    Abbott Laboratories ...............................              Pharmaceuticals                        137,640       5,845,571
    American International Group Inc. .................                 Insurance                            31,152       2,058,836
    AmerisourceBergen Corp. ...........................      Health Care Providers & Services                76,080       3,672,381
    Aon Corp. .........................................                 Insurance                           152,920       6,347,709
    Applera Corp. - Applied Biosystems Group ..........               Biotechnology                          52,600       1,427,564
    AT&T Inc. .........................................   Diversified Telecommunication Services             75,190       2,033,138
  b BMC Software Inc. .................................                  Software                           236,790       5,128,871
  b Boston Scientific Corp. ...........................      Health Care Equipment & Supplies               158,540       3,654,347
    Bristol-Myers Squibb Co. ..........................              Pharmaceuticals                        146,600       3,607,826
  b Cadence Design Systems Inc. .......................                  Software                           133,000       2,459,170
    CIGNA Corp. .......................................      Health Care Providers & Services                31,500       4,114,530
  b DIRECTV Group Inc. ................................                   Media                             126,600       2,076,240
    El Paso Corp. .....................................        Oil, Gas & Consumable Fuels                  171,300       2,064,165
    Electronic Data Systems Corp. .....................                IT Services                           61,000       1,636,630
    H&R Block Inc. ....................................       Diversified Consumer Services                  81,600       1,766,640
  b Interpublic Group of Cos. Inc. ....................                   Media                             169,100       1,616,596
  b Invitrogen Corp. ..................................               Biotechnology                          12,480         875,222
    Kraft Foods Inc., A ...............................               Food Products                         103,000       3,121,930
  b Kroger Co. ........................................          Food & Staples Retailing                   197,800       4,027,208
    Liz Claiborne Inc. ................................      Textiles, Apparel & Luxury Goods                58,250       2,387,085
    Merck & Co. Inc. ..................................              Pharmaceuticals                        151,690       5,344,039
  b Millipore Corp. ...................................      Health Care Equipment & Supplies                44,700       3,265,782
    News Corp., A .....................................                   Media                             117,100       1,945,031
    OfficeMax Inc. ....................................              Specialty Retail                       127,100       3,834,607
    Pfizer Inc. .......................................              Pharmaceuticals                        115,484       2,877,861


6 | Quarterly Statement of Investments

Templeton Global Opportunities Trust

-----------------------------------------------------------------------------------------------------------------------------------
                                                                     INDUSTRY                              SHARES        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    UNITED STATES (CONTINUED)
    Raytheon Co. ......................................         Aerospace & Defense                         109,520   $   5,020,397
    Target Corp. ......................................           Multiline Retail                           54,900       2,855,349
  b Tenet Healthcare Corp. ............................   Health Care Providers & Services                  191,800       1,415,484
    Time Warner Inc. ..................................                Media                                101,100       1,697,469
                                                                                                                      -------------
                                                                                                                         88,177,678
                                                                                                                      -------------
    TOTAL COMMON STOCKS
    (COST $287,847,835) ...............................                                                                 421,999,670
                                                                                                                      -------------

                                                                                                     ----------------
                                                                                                     PRINCIPAL AMOUNT
                                                                                                     ----------------

    SHORT TERM INVESTMENTS (COST $3,913,490) 0.9%
    UNITED STATES 0.9%
  c Federal Home Loan Bank, 4/03/06 ...................                                                  $3,915,000       3,915,000
                                                                                                                      -------------
    TOTAL INVESTMENTS
    (COST $291,761,325) 99.9% .........................                                                                 425,914,670
    OTHER ASSETS, LESS LIABILITIES 0.1% ...............                                                                     419,616
                                                                                                                      -------------
    NET ASSETS 100.0% .................................                                                               $ 426,334,286
                                                                                                                      =============

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt
GDR - Global Depository Receipt

a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At March 31, 2006, the aggregate value of these securities was $4,574,163, representing 1.07% of net assets.

b     Non-income producing.

c     The security is traded on a discount basis with no stated coupon rate.


 Quarterly Statement of Investments | See Notes to Statement of Investments. | 7

Templeton Global Opportunities Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Opportunities Trust (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company.

1. INCOME TAXES

At March 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .......................................   $  291,761,325
                                                              ==============
Unrealized appreciation ...................................   $  155,692,458
Unrealized depreciation ...................................      (21,539,113)
                                                              --------------
Net unrealized appreciation (depreciation) ................   $  134,153,345
                                                              ==============

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


8 | Quarterly Statement of Investments



ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL OPPORTUNITIES TRUST

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date May 22, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date May 22, 2006



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date May 22, 2006